SUBSEQUENT EVENTS (Details Narrative) - USD ($)					3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 10, 2021	Jul. 29, 2021	Apr. 30, 2021	Feb. 28, 2021	Apr. 30, 2021	May 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Number of shares issued										45,000
Gross proceeds from issuance of shares							$ 2,324,805		$ 250,000
Accounts payable							$ 389,868	$ 171,928
Value of shares issued for marketing services					$ 2,194,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion description	a lender converted $76,500 in principal for 40,000 shares of common stock
Number of shares issued	87,500					993,750
Gross proceeds from issuance of shares	$ 175,000					$ 1,987,500
Share issued for piggy back registration	15,480
Shares issued to broker as compensation	13,011
Offering price (in dollars per share)						$ 2.00
Accounts payable			$ 950,151		950,151
Settlement amount of accounts payable			96,700		$ 96,700
Gain on settlement			$ 853,451
Investor relations services fees				$ 250,000
Number of shares issued for marketing services				50,000
Value of shares issued for marketing services				$ 114,000
Subsequent Event [Member] | Triton [Member]
Subsequent Event [Line Items]
Number of shares issued	320,000
Gross proceeds from issuance of shares	$ 489,600
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued		320,000
Gross proceeds from issuance of shares		$ 489,600
Purchase of common stock		1
Description of tranche		in tranches ranging between $25,000 and $500,000, as determined by Triton. The sales price for each tranche requires the company to price the sale of the shares at ninety percent (90%) of the lowest traded price of the common stock ten business days prior to the closing. On August 18, 2021, a registration statement filed on Form S-1 covering up to 600,000 shares went effective at which time the CSPA became effective. As part of the CSPA, the Company may not enter into any agreement with similar terms so long as the CSPA remains active, Triton is limited such that purchases of the CSPA may not cause Triton to have an ownership level greater than 9.99% of the Company’s issued and outstanding common stock and Triton may not engage in any short selling of the Company’s common stock